FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Narrative) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) oz	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about financial instruments [line items]
Percentage of receivables comprised of IVA and tax receivables in Mexico	93.00%	99.00%
Percentage of receivables pending finalizations of concentrate sales	4.00%
Impairment loss recognised in profit or loss, trade receivables	$ 151	$ 194
Cash and cash equivalents	$ 23,368	33,376	$ 38,277
Confidence level used to determine risk adjustment	10.00%
Value at risk	$ 1,081	904
Foreign Currency Risk [Member] | Canadian Dollar [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 25	26
Confidence level used to determine risk adjustment	5.00%
Value at risk	$ 125
Foreign Currency Risk [Member] | Mexican Peso [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	$ 3,140	$ 4,522
Confidence level used to determine risk adjustment	5.00%
Value at risk	$ 438
Commodity Price Risk [Member]
Disclosure of detailed information about financial instruments [line items]
Ounces of silver without a final settlement price | oz	178,394
Ounces of gold without a final settlement price | oz	4,981
Confidence level used to determine risk adjustment	10.00%
Value at risk	$ 1,100